ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Schedule of Accrued Expenses and Other Current Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Accounts Payable and Accrued Liabilities [Line Items]
Accrued payroll and bonus		$ 752	$ 1,286
Other taxes payable		135	98
Accrued professional fees		1,088	953
Social insurance withholding		149	284
Payable for acquisition of noncontrolling interest	[1]	338
Others		95	250
Accrued expenses and other current liabilities		$ 2,557	$ 2,871

[1]	In December 2016, N-S Information Technology purchased the remaining 20% of the equity interest in Dagong Technology held by Beijing Quanda Technology Center (“Quanda”) for a cash consideration of $626, among which $338 remained payable as of December 31, 2016 (see Note 18 (f)). The balance was subsequently paid in February 2017.